Total Equity - Summary of Non-Controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 26,970,462	$ 27,496,226
Non-controlling Interests, Profit (Loss)	$ 9,175,781	7,088,401	$ 48,873,945
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 10,310,215	9,963,472
Non-controlling Interests, Profit (Loss)	$ 6,885,422	5,649,253
GasAtacama Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	2.63%
Non-controlling Interests, Equity	$ 16,660,247	17,532,754
Non-controlling Interests, Profit (Loss)	$ 2,290,359	$ 1,439,148